Fair Value of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Fair Value of Financial Assets and Liabilities
45	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values stated below represent the best estimates based on a range of methods and assumptions. In determining the fair value of financial assets and liabilities, the Group gives the highest priority to a quoted market price in an active market. If such prices are not available, it establishes fair value using valuation techniques. The valuation techniques, if used, make maximum use of observable inputs, and rely as little as possible on unobservable inputs.
Financial Assets and Liabilities Carried at Fair Value
Valuation Process
The Group undertakes a valuation process based on its valuation control framework, which governs internal control standards, methodologies and procedures to ensure that the fair values are determined or validated independently of the front office.
The Group uses valuation techniques commonly used by market participants to price the financial instruments and they have been demonstrated to provide reliable estimates of prices obtained in actual market transactions. The valuation techniques include the discounted cash flow (“DCF”) method, option pricing models and reference to the current fair value of another instrument that is substantially the same. Key adjustments, such as liquidity risk and credit risk adjustments are also taken into account to derive fair values.
Where valuation techniques are used to determine fair values, they are validated and reviewed. In principal subsidiaries, their risk management departments, which are independent from the business units, review significant valuation methodologies at least once a year, and recalibrate model parameters and inputs by comparing fair values derived from the valuation techniques to the external market data such as broker quotes.

Where the data obtained from third-party sources such as brokers and pricing service providers are utilized in determining fair values, those departments also examine those data, taking into account the consistency among the different sources, the aging of the data and other factors. In addition, accounting departments in those principal subsidiaries are responsible for ensuring that the accounting policies and procedures to determine fair values are in compliance with relevant accounting standards.
Fair Value Hierarchy
Financial assets and liabilities measured at fair value are classified into one of three levels within a fair value hierarchy based on the inputs used in the fair value measurement. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2026 and 2025.

	At March 31, 2026
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,840,674	¥1,635,520	¥—	¥6,476,194
Equity instruments	410,613	3,410	—	414,023

Total trading assets	5,251,287	1,638,930	—	6,890,217

Derivative financial instruments:
Interest rate derivatives	67,936	4,937,480	14	5,005,430
Currency derivatives	—	4,957,489	1,423	4,958,912
Equity derivatives	62,019	2,811	3,107	67,937
Commodity derivatives	10,815	24,094	—	34,909
Credit derivatives	—	25,707	205	25,912

Total derivative financial instruments	140,770	9,947,581	4,749	10,093,100

Financial assets at fair value through profit or loss:
Debt instruments	367,115	1,388,809	864,835	2,620,759
Equity instruments	1,751	285	82,318	84,354

Total financial assets at fair value through profit or loss	368,866	1,389,094	947,153	2,705,113

Investment securities at fair value through other comprehensive income:
Japanese government bonds	5,476,428	—	—	5,476,428
U.S. Treasury and other U.S. government agency bonds	6,785,216	23,819	—	6,809,035
Other debt instruments	1,785,661	9,197,578	—	10,983,239

Total debt instruments	14,047,305	9,221,397	—	23,268,702

Equity instruments	4,636,879	190,185	678,375	5,505,439

	At March 31, 2026
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Total investment securities at fair value through other comprehensive income	18,684,184	9,411,582	678,375	28,774,141

Total	¥24,445,107	¥22,387,187	¥1,630,277	¥48,462,571

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,767,152	¥335,195	¥—	¥4,102,347
Equity instruments	26,241	2,003	—	28,244

Total trading liabilities	3,793,393	337,198	—	4,130,591

Derivative financial instruments:
Interest rate derivatives	59,341	5,869,756	7,712	5,936,809
Currency derivatives	2,160	5,415,237	3,142	5,420,539
Equity derivatives	41,028	3,064	1,524	45,616
Commodity derivatives	9,371	24,382	—	33,753
Credit derivatives	—	35,600	127	35,727

Total derivative financial instruments	111,900	11,348,039	12,505	11,472,444

Financial liabilities designated at fair value through profit or loss	—	539,747	121,677	661,424

Others (2)	—	(19,106)	(32,464)	(51,570)

Total	¥3,905,293	¥12,205,878	¥101,718	¥16,212,889

	At March 31, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥4,165,582	¥1,304,503	¥41,380	¥5,511,465
Equity instruments	663,969	1,179	—	665,148

Total trading assets	4,829,551	1,305,682	41,380	6,176,613

Derivative financial instruments:
Interest rate derivatives	40,359	5,029,763	177	5,070,299
Currency derivatives	—	3,050,767	1,059	3,051,826
Equity derivatives	33,409	122,320	6,072	161,801
Commodity derivatives	1,807	3,845	—	5,652
Credit derivatives	—	23,148	290	23,438

Total derivative financial instruments	75,575	8,229,843	7,598	8,313,016

Financial assets at fair value through profit or loss:
Debt instruments	439,183	1,532,360	849,122	2,820,665
Equity instruments	1,993	167	80,144	82,304

Total financial assets at fair value through profit or loss	441,176	1,532,527	929,266	2,902,969

	At March 31, 2025
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Investment securities at fair value through other comprehensive income:
Japanese government bonds	11,180,546	—	—	11,180,546
U.S. Treasury and other U.S. government agency bonds	5,527,480	11,571	—	5,539,051
Other debt instruments	2,218,297	9,070,386	—	11,288,683

Total debt instruments	18,926,323	9,081,957	—	28,008,280

Equity instruments	4,398,814	221,594	550,448	5,170,856

Total investment securities at fair value through other comprehensive income	23,325,137	9,303,551	550,448	33,179,136

Total	¥28,671,439	¥20,371,603	¥1,528,692	¥50,571,734

Financial liabilities:
Trading liabilities:
Debt instruments	¥4,157,599	¥331,560	¥—	¥4,489,159
Equity instruments	347,076	2,204	—	349,280

Total trading liabilities	4,504,675	333,764	—	4,838,439

Derivative financial instruments:
Interest rate derivatives	52,418	5,724,113	4,350	5,780,881
Currency derivatives	94	3,458,041	2,950	3,461,085
Equity derivatives	18,995	404	2,693	22,092
Commodity derivatives	1,796	2,588	—	4,384
Credit derivatives	—	34,727	89	34,816

Total derivative financial instruments	73,303	9,219,873	10,082	9,303,258

Financial liabilities designated at fair value through profit or loss	—	468,168	129,678	597,846

Others (2)	—	(11,203)	(14,117)	(25,320)

Total	¥4,577,978	¥10,010,602	¥125,643	¥14,714,223

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2026 and 2025.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2026 and 2025.

		Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2026	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2026
	At April 1, 2025	Included in profit or loss	Included in other comprehensive income

	(In millions)
Trading assets:
Debt instruments	¥41,380	¥867	¥—	¥—	¥(42,247)	¥—	¥—	¥—	¥—	¥—	¥—

Total trading assets	41,380	867	—	—	(42,247)	—	—	—	—	—	—

Derivative financial instruments—net:
Interest rate derivatives—net	(4,173)	(6,413)	—	4,092	(1,204)	—	—	—	—	(7,698)	(3,555)
Currency derivatives—net	(1,891)	172	—	—	—	—	—	—	—	(1,719)	(58)
Equity derivatives—net	3,379	1,368	—	1,203	(4,367)	—	—	—	—	1,583	1,181
Credit derivatives—net	201	(123)	—	—	—	—	—	—	—	78	(120)

Total derivative financial instruments—net	(2,484)	(4,996)	—	5,295	(5,571)	—	—	—	—	(7,756)	(2,552)

Financial assets at fair value through profit or loss:
Debt instruments	849,122	20,518	233	261,181	(132,211)	—	(133,122)	—	(886)	864,835	26,022
Equity instruments	80,144	(6,260)	—	17,513	(1,965)	—	(5,864)	—	(1,250)	82,318	(7,682)

Total financial assets at fair value through profit or loss	929,266	14,258	233	278,694	(134,176)	—	(138,986)	—	(2,136)	947,153	18,340

Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	48,682	14,172	(6,389)	—	(693)	72,155	—	678,375	—

Total investment securities at fair value through other comprehensive income	550,448	—	48,682	14,172	(6,389)	—	(693)	72,155	—	678,375	—

Financial liabilities designated at fair value through profit or loss	(129,678)	4,123	140	—	—	(14,100)	17,838	—	—	(121,677)	4,145

Others (3) —liabilities	14,117	18,508	—	—	—	—	—	—	(161)	32,464	17,780

Total	¥1,403,049	¥32,760	¥49,055	¥298,161	¥(188,383)	¥(14,100)	¥(121,841)	¥72,155	¥(2,297)	¥1,528,559	¥37,713

		Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2025	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2025
	At April 1, 2024	Included in profit or loss	Included in other comprehensive income

	(In millions)
Trading assets:
Debt instruments	¥—	¥500	¥—	¥1,558	¥—	¥—	¥—	¥39,322	¥—	¥41,380	¥500

Total trading assets	—	500	—	1,558	—	—	—	39,322	—	41,380	500

Derivative financial instruments—net:
Interest rate derivatives—net	(2,656)	(3,067)	—	1,802	(252)	—	—	—	—	(4,173)	(1,510)
Currency derivatives—net	(923)	(968)	—	—	—	—	—	—	—	(1,891)	(887)
Equity derivatives—net	3,382	2,057	—	6,499	(8,559)	—	—	—	—	3,379	2,947
Credit derivatives—net	314	(113)	—	—	—	—	—	—	—	201	(84)

Total derivative financial instruments—net	117	(2,091)	—	8,301	(8,811)	—	—	—	—	(2,484)	466

Financial assets at fair value through profit or loss:
Debt instruments	739,914	(7,237)	(42)	291,778	(48,335)	—	(124,379)	—	(2,577)	849,122	(5,321)
Equity instruments	79,230	(3,869)	—	13,568	(3,504)	—	(4,969)	—	(312)	80,144	(6,229)

Total financial assets at fair value through profit or loss	819,144	(11,106)	(42)	305,346	(51,839)	—	(129,348)	—	(2,889)	929,266	(11,550)

Investment securities at fair value through other comprehensive income:
Equity instruments	525,869	—	29,630	4,723	(7,315)	—	(418)	95	(2,136)	550,448	—

Total investment securities at fair value through other comprehensive income	525,869	—	29,630	4,723	(7,315)	—	(418)	95	(2,136)	550,448	—

Financial liabilities designated at fair value through profit or loss	(125,042)	1,298	1,248	—	—	(26,075)	18,893	—	—	(129,678)	3,129

Others (3) —liabilities	5,227	10,499	—	—	—	—	—	—	(1,609)	14,117	8,589

Total	¥1,225,315	¥(900)	¥30,836	¥319,928	¥(67,965)	¥(26,075)	¥(110,873)	¥39,417	¥(6,634)	¥1,403,049	¥1,134

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2026, transfers into Level 3 amounted to ¥72,155 million primarily due to the delisting of a certain listed stock. On the other hand, for the fiscal year ended March 31, 2025, transfers into Level 3 amounted to ¥
39,417
million primarily due to an increase in significance of unobservable inputs of certain trading assets. For the fiscal years ended March 31, 2026 and 2025, transfers out of Level 3 amounted to ¥
2,297 million and ¥6,634
million, respectively. These transfers out of Level 3 were primarily due to a decrease in significance of unobservable inputs of certain financial assets at fair value through profit or loss, including certain investment funds, and an increase in observability of certain private equity investments measured at fair value through other comprehensive income.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

The following table presents total gains or losses in
cluded in
profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2026 and 2025 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2026	2025	2026	2025

	(In millions)
Net interest income	¥1,583	¥1,865	¥606	¥705
Net trading income	12,796	7,043	14,622	8,850
Net income (loss) from financial assets and liabilities at fair value through profit or loss	18,381	(9,808)	22,485	(8,421)

Total	¥32,760	¥(900)	¥37,713	¥1,134

The aggregate deferred day one profit yet to be re
cog
nized in profit or loss at the beginning and end of the fiscal years ended March 31, 2026 and 2025, and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2026	2025

	(In millions)
Balance at beginning of period	¥11,030	¥12,173
Increase due to new trades	6,970	6,936
Reduction due to redemption, sales or passage of time	(7,122)	(8,079)

Balance at end of period	¥10,878	¥11,030

The Group has entered into transactions where the fair value is determined using valuation techniques for which not all inputs are observable in the market. The difference between the transaction price and the fair value that would be determined at initial recognition using a valuation technique is referred to as “day one profit and loss,” which is not recognized immediately in the consolidated income statements. The table above shows the day one profit and loss balances, all of which are derived from derivative financial instruments, financial assets at fair value through profit or loss and financial liabilities designated at fair value through profit or loss. The release to profit or loss results from the realization due to redemption or sales, and the amortization of the deferred day one profit and loss with the passage of time over the life of the instruments.
Valuation Techniques
Financial instruments which are classified as trading assets and liabilities, derivative financial instruments, financial assets at fair value through profit or loss, investment securities at fair value through other comprehensive income and financial liabilities designated at fair value through profit or loss are measured at fair value in the consolidated statements of financial position. These instruments are measured at fair value using a quoted market price, if they are traded in an active market, or, for others, using the fair value measurement techniques as discussed below.
Trading assets and trading liabilities
Debt and equity instruments traded in an active market are measured at fair value using a quoted market price in such a market and they are categorized within Level 1. If a quoted market price is not available, they are measured by using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another instrument that is substantially the same, based on inputs such as prices obtained from brokers, observable interest rates and spreads. These financial instruments are categorized within Level 2. Debt instruments measured at fair value using the DCF method, where primary inputs are observable interest rates and credit spreads, inferred from the prevailing market rates, are also categorized within Level 2.
Certain debt instruments are measured at fair value using the DCF method taking into account certain factors including market interest rates, credit risks and liquidity risks, which include significant unobservable inputs, and are categorized within Level 3.
Derivative financial instruments (including embedded derivatives)
Listed derivatives (including interest rates, bonds, currencies, stocks and commodities) are measured at fair value using the settlement price announced by the major exchange on which transactions are traded because the settlement price in the exchange reflects the most current transaction price, and is readily and regularly available from the exchange. Listed derivatives are categorized within Level 1.

OTC derivatives
(non-exchange-traded
derivatives), including embedded derivatives that are separately accounted for from the host contracts, are measured at fair value using valuation techniques such as the present value of estimated future cash flows and option pricing models, generally based on observable interest rates, foreign exchange, commodities, stock prices and other factors as inputs. The valuation models for some transactions, such as yield curve spread options and equity options use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those transactions, the Group categorizes the transactions within Level 3.
In addition, the fair value of OTC derivatives incorporates both counterparty credit risk in relation to OTC derivative assets and own credit risk in relation to OTC derivative liabilities. The Group calculates the credit risk adjustments by applying the probability of default that reflects the counterparty’s or its own credit risk to the OTC derivative exposures and multiplying the result by the loss expected in the event of default. For the probability of default, the Group uses observable market data, where possible. The fair value of OTC derivatives also incorporates adjustments reflecting funding costs to uncollateralized components of these derivatives, based on market-observable spreads on the Group’s funding transactions. The OTC derivative exposures used are determined taking into consideration the effect of master netting agreements and collateral. As the Group manages the OTC derivatives on the basis of its net credit risk exposure, the credit risk adjustments of those OTC derivatives are measured on a portfolio basis in accordance with the exception set forth in IFRS 13.
Financial assets at fair value through profit or loss
Non-trading
bonds in this category are measured at fair value, using a valuation technique based on the observable prices in the market and they are categorized within Level 2. If they are measured at fair value using a valuation technique based mainly on significant unobservable inputs such as foreign exchange volatility, they are categorized within Level 3.
Publicly traded stocks, investment trusts and funds are measured at fair value using the market price and are categorized within Level 1 if they are traded in an active market. Instruments whose prices are not available in the market, such as privately offered investment trusts, are measured at fair value based on the unit price, which is usually regarded as an exit price, obtained from the fund administrator or investment management firm. In such a case, these investment trusts and funds are categorized within Level 2. Other investment funds included in financial assets at fair value through profit or loss, such as private equity funds and real estate investment funds, are generally measured at fair value based on net asset value, which includes significant unobservable inputs. These funds are categorized within Level 3.
Certain debt instruments and equity instruments are measured at fair value using the DCF method taking into account certain factors including counterparties’ credit ratings, pledged collateral and market interest rates, which include significant unobservable inputs, and are categorized within Level 3.
Some equity and debt instruments in this category are hybrid instruments which have both equity and debt features. These include preferred stocks which are measured at fair value using the Monte Carlo Simulation valuation model, if they are indexed to the market prices in a stock exchange. The valuation model uses the historical volatility of the listed stocks as an input, which are not observable in the market, resulting in these instruments being categorized within Level 3, if the impact of this unobservable input is significant to the fair value. Other types of preferred stocks and other non-hybrid
equity instruments are evaluated using valuation techniques for unlisted stocks, which are normally used for private equity investments. The Group calculates the fair values of these instruments based on the market approach using market multiples, the DCF method or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.

Investment securities at fair value through other comprehensive income
Debt instruments are measured at fair value using a quoted market price and categorized within Level 1 if they are traded in an active market. Debt instruments are categorized within Level 2 if they are measured at fair value using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another bond that is substantially the same based on inputs such as prices obtained from brokers, observable interest rates and spreads.
As for equity instruments, listed stocks are measured at fair value based on the market price at a stock exchange. If these stocks are traded in an active market, these instruments are categorized within Level 1, otherwise categorized within Level 2. Unlisted common and preferred stocks in this category are measured at fair value based on the market approach using market multiples or others in which unobservable inputs are used. If the stocks are measured at fair values using significant unobservable inputs, these instruments are categorized within Level 3, otherwise categorized within Level 2.
Financial liabilities designated at fair value through profit or loss
Certain financial liabilities containing embedded derivatives are measured at fair value using valuation techniques. The host contracts of those liabilities are measured at fair value based on the present values of the contractual cash flows for expected remaining maturities, using the relevant credit-adjusted rates based on observable market data on the Group’s funding transactions. The embedded derivatives, which forms part of the contractual cash flows, are measured at fair value by using the same procedures as described in “Derivative financial instruments (including embedded derivatives).” Those financial liabilities are measured at fair value by combining the fair values of the host contracts and embedded derivatives. The valuation techniques for most of those liabilities use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those liabilities, the Group categorizes those liabilities within Level 3.

Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2026 and 2025.

	At March 31, 2026
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Derivative financial instruments:
Interest rate derivatives	¥14	¥7,712	Option model	Interest rate to interest rate correlation	28%-100%
				Quanto correlation	11%-58%
				Foreign exchange volatility	12%
Currency derivatives	1,423	3,142	Option model	Interest rate to interest rate correlation	31%-100%
				Quanto correlation	11%-50%
				Foreign exchange volatility	10%-13%
Equity derivatives	3,107	1,524	Option model	Equity volatility	2%-101%
Credit derivatives	205	127	Credit Default model	Quanto correlation	18%-28%
Financial assets at fair value through profit or loss:
Debt instruments	864,835	—	Option model	Foreign exchange volatility	42%
			DCF model	Probability of default rate	0%-19%
				Loss given default rate	25%-45%
				Discount margin	5%-8%
			Net asset value (2)	—	—
Equity instruments	82,318	—	Market multiples	Price/Book value multiple	0.8x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	678,375	—	Market multiples	Price/Book value multiple	0.4x-2.3x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	121,677	Option model	Equity to equity correlation	46%-89%
				Interest rate to interest rate correlation	31%
				Quanto correlation	(4%)-50%
				Equity volatility	28%-60%
			Credit Default model	Quanto correlation	18%-28%
Others (4)	—	(32,464)	Option model	Interest rate to interest rate correlation	28%-100%
				Quanto correlation	11%-58%
				Foreign exchange volatility	10%-42%
			Credit Default model	Quanto correlation	18%-28%

	At March 31, 2025
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

	(In millions)
Trading assets:
Debt instruments	¥41,380	¥—	DCF model	Discount margin	9%
Derivative financial instruments:
Interest rate derivatives	177	4,350	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	11%
Currency derivatives	1,059	2,950	Option model	Interest rate to interest rate correlation	30%-100%
				Quanto correlation	7%-49%
				Foreign exchange volatility	10%-13%
Equity derivatives	6,072	2,693	Option model	Equity to equity correlation	59%
				Equity volatility	2%-93%
Credit derivatives	290	89	Credit Default model	Quanto correlation	18%-30%
Financial assets at fair value through profit or loss:
Debt instruments	849,122	—	Option model	Foreign exchange volatility	13%-42%
			DCF model	Probability of default rate	0%-27%
				Loss given default rate	20%-100%
				Discount margin	6%-8%
			Net asset value (2)	—	—
Equity instruments	80,144	—	Market multiples	Price/Book value multiple	0.9x-1.5x
				Liquidity discount	20%
			DCF model	Probability of default rate	0%-1%
				Loss given default rate	40%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	Market multiples	Price/Book value multiple	0.3x-3.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	129,678	Option model	Equity to equity correlation	51%-70%
				Interest rate to interest rate correlation	30%
				Quanto correlation	3%-49%
				Equity volatility	22%-47%
			Credit Default model	Quanto correlation	18%-30%
Others (4)	—	(14,117)	Option model	Interest rate to interest rate correlation	29%-100%
				Quanto correlation	2%-52%
				Foreign exchange volatility	10%-42%
			Credit Default model	Quanto correlation	18%-30%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Correlation
Correlation represents a measure of the relationship between the movements of two variables, which is expressed as a number between plus and minus one. A positive correlation indicates that two variables move in the same direction while a negative correlation indicates that they move in opposite directions. Correlations could be any combination of variables such as interest rates, foreign exchange rates, CDS spread and stock price movements. Thus, both same-asset correlation and cross-asset correlation are used. Interest rate correlation between two different tenors is an example of same-asset correlations while quanto correlation which is the correlation between foreign exchange rates and another variable is an example of cross-asset correlation. These correlations are used in the valuation techniques of complex derivatives and estimated based on historical data. In general, a significant increase in the correlation in isolation would result in either a significantly higher or lower fair value measurement, depending on the terms of the instruments.
Volatility
Volatility represents a measure of how much a particular instrument, parameter or index is expected to change in value over time. The volatilities used in the valuation of some type of derivative instruments with optionality refer to the potential change in price or level of the underlying interest rates, foreign exchange rates or equity instruments. The volatilities of underlying listed stocks are used in the valuation of preferred stocks containing optionality. These volatilities are estimated based on historical data or information provided by third-party sources, together with other analytical techniques. In general, a significant increase in the volatility in isolation would result in a significantly higher fair value measurement.
Probability of default and loss given default rates
Probability of default rate represents the probability of default that reflects the counterparty’s credit risk while loss given default rate represents the loss expected in the event of default. Those are estimated based on historical experiences. In general, a significant increase in probability of default rate or loss given default rate in isolation would result in a significantly lower fair value measurement.
Discount margin
Discount margin represents a spread used in estimating future cash flows in the DCF method to reflect the uncertainty of the cash flows that market participants would consider. In general, a significant increase in the discount margin in isolation would result in a significantly lower fair value measurement.
Price/Earnings, price/book value multiples
Price/Earnings (“P/E”) multiple represents the ratio of the equity value to the net income, while price/book value (“P/B”) multiple represents the ratio of the equity value to the book value. These multiples are estimated based on comparable listed companies. In general, a significant increase in the P/E multiple or P/B multiple in isolation would result in a significantly higher fair value measurement.
Liquidity discount
A liquidity discount is primarily applied in the valuation techniques for unlisted stocks to reflect the fact that these stocks are not actively traded. In general, a significant increase in the liquidity discount in isolation would result in a significantly lower fair value measurement.
Sensitivity Analysis
The fair value of certain financial assets and liabilities is measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2026
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(7,698)	¥12	¥12	¥—	¥—
Currency derivatives—net	(1,719)	2	2	—	—
Equity derivatives—net	1,583	1,844	1,811	—	—
Credit derivatives—net	78	16	16	—	—
Financial assets at fair value through profit or loss:
Debt instruments	864,835	988	6,340	—	—
Equity instruments	82,318	125	189	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	678,375	—	—	32,188	32,188
Financial liabilities designated at fair value through profit or loss (1)	(121,677)	228	244	—	—
Others (1)(2) —liabilities:	32,464	18	18	—	—

	At March 31, 2025
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)
Financial instruments—net:
Trading assets:
Debt instruments	¥41,380	¥2,270	¥2,272	¥—	¥—
Derivative financial instruments—net:
Interest rate derivatives—net	(4,173)	39	39	—	—
Currency derivatives—net	(1,891)	2	2	—	—
Equity derivatives—net	3,379	1,761	1,759	—	—
Credit derivatives—net	201	15	14	—	—
Financial assets at fair value through profit or loss:
Debt instruments	849,122	724	1,560	—	—
Equity instruments	80,144	579	682	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	550,448	—	—	19,371	19,371
Financial liabilities designated at fair value through profit or loss (1)	(129,678)	209	214	—	—
Others (1)(2) —liabilities:	14,117	28	28	—	—

(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Trading assets
With respect to debt instruments which are measured at fair value based on the DCF method, the impact of changing the discount margin within a reasonable range (±10%) is estimated.
Derivative financial instruments (including embedded derivatives)
For derivative financial instruments, including embedded derivatives that are separately accounted for from host contracts, that use correlation or volatility in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.
Financial assets at fair value through profit or loss
With respect to preferred stocks convertible into listed stocks, for which historical volatilities of related listed stocks are used in the valuation techniques, the impact resulting from using a reasonable range for the volatility is statistically estimated where it is expected to be significant. For the other preferred stocks, for which the discount margins are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. With respect to certain loans and advances, for which the probability of default and loss given default rates are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. Certain investment funds are measured at fair value determined based on net asset value per share, which includes significant unobservable inputs.
Investment securities at fair value through other comprehensive income
With respect to unlisted stocks which are measured at fair value based on a market approach, the impact of changing the market multiples within a reasonable range (±10%) is estimated.
Financial liabilities designated at fair value through profit or loss
Sensitivity analysis of the financial liabilities designated at fair value through profit or loss is calculated using the same procedures as described in “Derivative financial instruments (including embedded derivatives).”

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2026 and 2025. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2026
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥4,763,716	¥4,585,566	¥4,394,246	¥191,320	¥—
Loans and advances	b	130,516,241	132,600,223	—	79,945	132,520,278
Other financial assets (1)	b	11,876,173	11,853,197	—	11,099,398	753,799

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥132,587,159	¥132,644,154	¥—	¥132,644,154	¥—
Other deposits	c	69,343,268	69,316,015	—	69,225,958	90,057
Borrowings	c	10,179,722	9,997,351	—	9,990,380	6,971
Debt securities in issue	c	16,576,423	17,207,028	—	17,028,161	178,867
Other financial liabilities (2)	c	16,425,020	16,424,478	—	16,370,524	53,954

		At March 31, 2025
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥366,997	¥360,445	¥255,559	¥104,886	¥—
Loans and advances	b	125,190,819	128,022,363	—	310,590	127,711,773
Other financial assets	b	7,061,639	7,057,811	—	7,009,447	48,364

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥127,961,773	¥128,007,649	¥—	¥128,007,649	¥—
Other deposits	c	62,060,969	62,649,007	—	62,541,596	107,411
Borrowings	c	12,303,909	12,161,162	—	12,153,534	7,628
Debt securities in issue	c	14,387,415	15,232,445	—	15,158,026	74,419
Other financial liabilities	c	10,346,934	10,346,645	—	10,291,551	55,094

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using the DCF method taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.

c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.
(1)	The assets related to SMBC MANUBANK’s commercial banking business and certain other loans were classified as held for sale during the fiscal year ended March 31, 2026.
(2)	The liabilities related to SMBC MANUBANK’s commercial banking business were classified as held for sale during the fiscal year ended March 31, 2026.